CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	¥ 860,908,711	¥ 532,672,757	¥ 235,441,839
Other operating liabilities	240,699,389	691,081,484	2,077,066
Net cash provided by operating activities	1,332,657,044	1,286,649,584	379,883,655
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018	313,779,783
Net cash provided by financing activities	(2,548,924)	9,256,740,263	4,291,087,461
Net increase in cash and cash equivalents	1,971,498,464	959,497,192	(29,444,229)
Cash and cash equivalents at the beginning of year	1,190,360,385	233,138,588	260,081,796
Effect of exchange rate change on cash and cash equivalents	(200,915)	(2,275,395)	2,501,021
Cash and cash equivalents at the end of year	3,161,657,934	1,190,360,385	¥ 233,138,588
Parent Company
Cash flows from operating activities:
Net income	(5,672)
Other operating liabilities	7,311
Net cash provided by operating activities	1,639
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018	321,930,733
Net cash provided by financing activities	321,930,733
Net increase in cash and cash equivalents	321,932,372
Cash and cash equivalents at the beginning of year	0
Effect of exchange rate change on cash and cash equivalents	(2,124,754)
Cash and cash equivalents at the end of year	¥ 319,807,618	¥ 0